Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2022
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of prepaid expenses and other current assets, net
	As of March 31,
	2021	2022
	RMB	RMB
Advance to suppliers	39,176	40,620
Input GST (India)	769	568
Receivables from supply chain service provider	5,581	4,829
Expected return assets	2	1
Deferred IPO expense	8,847	-
Other receivables	11,413	21,460
Allowance for doubtful accounts	(674)	(1,663)
Prepaid expenses and other current assets, net	65,114	65,815

Schedule of other current assets
	As of March 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	8,131	4,006	674
Additions (reversal) for the year	2,173	(886)	3,406
Written off for the year	(6,298)	(2,446)	(2,359)
Foreign currency translation difference	-	-	(58)
Balance at the end of year	4,006	674	1,663